Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (17,791,065)	$ 3,918,735	$ (6,580,912)	$ 31,030,713
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation expense	64,600	52,967	115,046	89,125
Amortization expense	1,165,154	61,734	104,372	123,467
Amortization of debt discount		63,607	63,607	249,211
Amortization of right-of-use asset	106,716	53,559	161,602	56,540
Stock-based compensation expense	3,914,096	4,872,564	5,630,473	6,663,684
Fair value adjustment to contingent consideration	1,412,000
Gain on extinguishment of debt	(815,250)
Non-cash expense for services paid in common stock			18,000	210,177
Amortization of prepaid expenses paid with common stock and warrant			1,611,796	1,192,105
Provision for credit loss			8,800,602	175,000
Deferred tax provision (benefit)		(527,450)	3,994,890	(3,994,890)
Changes in operating assets and liabilities:
Accounts receivable	3,253,111	8,065,416	4,431,957	(19,697,508)
Inventory	(1,834,615)	(636,397)	(1,053,159)	(1,165,323)
Prepaid expenses and other assets	(364,256)	(856,192)	(840,282)	(933,283)
Accounts payable and accrued expenses	4,911,963	(279,938)	(1,495,134)	5,011,200
License fees payable	(295,200)	(1,916,925)	(1,629,600)	1,838,100
Income tax payable	(31,512)	(3,498,045)	(3,466,533)	3,498,045
Accrued interest	99,083	133,403	264,517	265,196
Other current and long-term liabilities	(158,802)	(10,697)	(190,321)	(146,633)
Net cash (used in) provided by operating activities	(6,363,977)	9,496,341	9,940,920	24,464,926
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment and construction-in- process	(57,925)	(497,150)	(3,351,592)	(426,568)
Cash paid in business combination	(15,018,371)
Short-term loan receivable			1,250,000	(1,250,000)
Net cash used in investing activities	(15,076,296)	(497,150)	(2,101,592)	(1,676,568)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on notes payable	(3,500,000)	(1,021,351)	(1,171,351)	(837,674)
Proceeds from issuance of common stock	2,500,000
Cash paid for costs related to the issuance of common stock	(146,253)
Issuance of common stock for warrant exercise		33,334
Proceeds from the issuance of stock for warrant and option exercises			48,334	642,617
Other				(1)
Net cash used in financing activities	(1,146,253)	(988,017)	(1,123,017)	(195,058)
Cash and cash equivalents:
Net change during the period	(22,586,526)	8,011,174	6,716,312	22,593,300
Balance, beginning of period	29,549,018	22,832,706	22,832,706	239,406
Balance, end of period	6,962,492	30,843,880	29,549,018	22,832,706
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes			6,500,000
Cash paid for interest	2,316,475	12,717	19,942	72,815
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Construction-in-process transferred to property and equipment	513,651	21,184	257,217	202,700
Initial ROU asset and operating lease liability		214,220	217,655	316,311
Non-cash contingent consideration payable	8,588,000
Development of internal-use software in accounts payable	104,575
Promissory note in conjunction with debt extinguishment (Note 10)	$ 1,000,000
Conversion of debt and accrued interest to shares of common stock				15,210
Issuance of common stock and warrants for prepaid services				$ 2,803,900